Note 8 - (Loss) Income per Common Share - Net Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss)	$ (84,217)	$ (37,348)	$ 35,095
Preferred stock dividends	(552)	(552)	(552)
Net (loss) income applicable to common stockholders	$ (84,769)	$ (37,900)	$ 34,543
Basic weighted average common shares	605,668	557,344	536,192
Dilutive stock options, restricted stock units, and warrants	0	0	5,984,000
Diluted weighted average common shares	605,668	557,344	542,176
Basic (loss) income per common share	$ (0.14)	$ (0.07)	$ 0.06
Diluted (loss) income per common share	$ (0.14)	$ (0.07)	$ 0.06